1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com WILLIAM J. BIELEFELD william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

February 15, 2019

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Private Markets Fund 2018 (B) LLC (“Registrant”)

File Nos. 333-220917 and 811-23302

Post-Effective Amendment No. 3 to the Registration Statement on Form N-2 (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on February 8, 2019.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3386.

Sincerely,

/s/ William J. Bielefeld
William J. Bielefeld